(ICON)

Prudential
Municipal
Series Fund

Pennsylvania Series

SEMI
ANNUAL
REPORT
Feb. 28, 1998

(LOGO)

Prudential Municipal Series Fund
Pennsylvania Series

Performance At A Glance.
Municipal bond prices climbed during the six months ended February
28, 1998 because of unusually subdued inflation in the U.S. and strong investor demand resulting from an economic crisis in Asia.
Your Prudential Municipal Series Fund --
Pennsylvania Series' beat
comparable funds tracked by Lipper Analytical
Services since we
invested heavily in high quality, non-callable bonds that appreciated rapidly as interest rates fell.

Cumulative Total Returns1   As of 2/28/98
              Six       One        Five
Ten                Since
             Months     Year       Years
Years             Inception2
Class A      5.22%      9.38%   34.02% (33.77)
N/A                83.06% (82.56)
Class B      5.01       8.94    31.37  (31.13)
105.5% (103.55)   110.92 (108.99)
Class C      4.88       8.67    N/A
N/A                26.67  (26.44)
Lipper PA
Muni Avg.3   4.85       8.83    33.81
114.70                 ***

Average Annual Total Returns1
As of 3/31/98
          One       Five            Ten
Since
          Year      Years          Years
Inception2
Class A   7.09%   5.69% (5.65)   N/A
7.26% (7.22)
Class B   4.97    5.75  (5.71)   7.63% (7.55)
7.02  (6.93)
Class C   8.69    N/A            N/A
6.63  (6.58)

Distributions & Yields
As of 2/28/98

Taxable Equivalent Yield4
          Total Distributions   30-Day
At Tax Rates Of
           Paid for Six Mos.   SEC Yield
36%            39.6%
Class A         $0.31            4.02%
6.46%           6.85%
Class B         $0.29            3.75
6.03            6.39
Class C         $0.27            3.50
5.63            5.96

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper
Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Series charges a maximum front-end sales load of 3% for Class A shares and a six-year declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for Class B shares.
Class C
shares have a 1% CDSC for one year. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).
Class B
shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.

2 Inception dates: Class A, 1/22/90; Class B,
4/3/87;
and Class C, 8/1/94.

3 The Lipper Pennsylvania Municipal Bond fund average includes all funds in each share class for the six-month;
1-, 5-, and 10-year categories.

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for
Class A
shares is 84.90%; for Class B is 114.29%; for Class C is
29.27% for all funds in each share class.

How Investments Compared.
(As of 2/28/98)
(GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors
have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This
investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value and provide tax-free income; they don't fluctuate much in price but their returns are generally among the lowest of the major investment categories.*18 years for
Tax-Exempt Money Funds.

Christian Smith, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Series invests in carefully selected, long-term municipal bonds that offer a high level of current income exempt from Pennsylvania state and federal income taxes, while still attempting to preserve capital. Certain shareholders may be subject to the federal alternative minimum tax, however. There can be no assurance that the Series will achieve its investment objective.

Is Inflation Conquered?
Inflation inched up a mere 1.7% in 1997 and will likely remain tame this year as U.S. companies face increased competition from cheaper Asian imports. This is good news for bondholders because inflation hurts the value of their bonds' fixed interest and principal payments.

Strategy Session.Asian ContagionLifts Munis.

Two major rating agencies upgraded Pennsylvania general obligation bonds in early October, giving the Commonwealth a AA bond rating from every Wall Street agency for the first time in nearly 30 years. Sound management and financial controls were among the factors that prompted the improvement in Pennsylvania's rating.

On the opposite side of the globe, however, economic turbulence engulfed Asian markets as a series of financial shocks, caused by imprudent lending practices by major financial institutions, shook the region.
Investors began
selling Asian stocks and emerging market bonds and sought refuge in U.S. Treasury securities. The ensuing rally in
Treasuries spilled over into the municipal securities market, driving tax-exempt bond prices higher and yields lower. Investors also bid up municipal bonds on the view that Asian difficulties would help keep a lid on inflation in the U.S. So they worried less that rising inflation would erode bond returns.

By mid-January, the Bond Buyer Revenue Bond Index, a widely watched gauge of tax-exempt yields, reached a record low of
5.25%. This occurred during the same week that the 30-year
Treasury bond yield sank to 5.66%, its lowest point since
1977. Cash poured into Treasuries as investors were worried by the failure of Hong Kong's largest investment bank. Thus developments in Asia indirectly aided municipal bonds by boosting Treasuries.

During the reporting period, we extended your Series' duration (a measure of sensitivity to interest rate changes) to 8.1 years from a low of 6.4 years because a longer duration enabled the Series to appreciate faster as bond yields plunged.

Portfolio Composition.
Expressed as a percentage of
total investments as of 2/28/98.
(PIE CHART)

What Went Well.
Not Taking Any Calls.

As the tax-exempt bond rally accelerated, we positioned your
Series to take better advantage of price gains by increasing noncallable bonds to 28% of total investments as of February
28 from 18% at the start of the reporting period.
Emphasizing
noncallable bonds proved a sound strategy as they gain more rapidly when interest rates decline because the bonds cannot be retired early.In addition, many of our noncallable bonds are zero coupon bonds, which tend to rise quickly during a rally since they typically trade at a deep discount to maturity value. For example, we bought noncallable, zero coupon bonds of McKeesport Area School District that were your Series' largest holding as of February 28.
Because
interest and principal payments are insured, Moody's
Investors Service and Standard & Poor's assigned the bonds a triple-A rating.

Five Largest Issuers.
3.7%   McKeesport Area
       School District
3.3%   Pittsburgh Water and
       Sewer Authority
3.2%   Puerto Rico
       Commonwealth Public
       Improvement
3.1%   Delaware County
2.9%   Luzerne County

Expressed as a percentage of net assets
as of 2/28/98.

And Not So Well.
Ailing Hospitals?

While the Commonwealth's general obligation bonds fared well during the reporting period, bonds of the Philadelphia
Hospital & Higher
Education Facilities Authority issued for the Graduate Health
System Obligated Group were downgraded by two credit rating agencies. Group members, such as Graduate
Hospital, have
suffered marked deterioration in their financial positions and face stiff competition in the local health care market.
Prior to the second ratings cut in January, we sold some of the bonds at a loss.

Credit Quality.
Expressed as a percentage of
total investments as of 2/28/98.
(PIE CHART)

Looking Ahead.
U.S. economic growth is bound to slow this year because we expect struggling Asian countries will purchase fewer exports from the U.S. and flood our markets with cheaper imports. We, too, believe this dampening of economic momentum will prove sufficient to quell any inflationary pressures. Furthermore, bond yields will likely fall
(and prices rise) as evidence of a less robust economic expansion emerges. Our bond market outlook therefore remains decidedly positive.

President's Letter   April 3, 1998
(PICTURE)

Investing Smart.

Dear Shareholder:
This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets?
Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way
Americans invest and accumulate wealth, save for college or build a nest egg for retirement. While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential
Financial Professional to update your investment strategy and retirement plan. A wise investor does so periodically.
You could find the tax law opening doors that may benefit you now or over the long term, such as --

--   Revised Capital Gains Tax Rates & Exclusions.
Long-term
rates are down. Is your portfolio positioned to benefit?
Also, new rules allow you to keep more of the profit from the sale of your home (perhaps up to $500,000 more).

--   New Roth IRAs. The Roth IRA features tax-free
distributions and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

--   New Education IRAs. Similar to a traditional
IRA,
but specifically designed for higher education.
The new
law also creates credits and deductions to help defray college costs.

--   Expanded IRAs. Rules governing traditional
IRAs have
been extensively revised. Deductibility and contribution limits have been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you!
That's why
I recommend you call your Prudential Financial
Professional
and get a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           PENNSYLVANIA
SERIES
--------------------------------------------------
------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating         Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
LONG-TERM INVESTMENTS--98.7%
--------------------------------------------------
--------------------------------------------------
--------------------------
Allegheny Cnty. Arpt. Rev.,
   Greater Pittsburgh Int'l. Arpt., Ser. A, A.M.T.
F.S.A.           Aaa          6.60%        1/01/04
$  1,000     $  1,094,620
   Pittsburgh Int'l. Arpt., A.M.T., M.B.I.A.
Aaa          5.75         1/01/14      2,435
2,658,241
Allegheny Cnty. Higher Ed. Bldg. Auth. Rev.,
   Robert Morris Coll., M.B.I.A.
Aaa          7.00         6/15/08      1,000 (d)
1,067,940
Allegheny Cnty. Hosp. Dev. Auth. Rev.,
   Allegheny Gen. Hosp. Proj., Ser. A, M.B.I.A.
Aaa          6.25         9/01/20      1,750 (e)
1,939,980
   Magee-Womens Hosp., F.G.I.C.
Aaa         Zero         10/01/14      2,000
871,360
   Magee-Womens Hosp., F.G.I.C.
Aaa         Zero         10/01/16      2,000
774,160
   Magee-Womens Hosp., F.G.I.C.
Aaa         Zero         10/01/18      2,000
690,660
   Magee-Womens Hosp., F.G.I.C.
Aaa         Zero         10/01/19      4,000
1,309,080
   West Penn. Hosp. Hlth. Ctr.
NR           8.50         1/01/20      2,000
2,159,260
Allegheny Cnty. Ind. Dev. Auth. Rev., USX Proj.,
Ser. A             Baa3         6.70
12/01/20      4,500        4,967,415
Allegheny Cnty. Residential Fin. Auth., Mtge.
Rev., G.N.M.A.,
   Ser. F
Aaa          9.00         6/01/17        345
352,587
   Ser. Q, A.M.T.
Aaa          7.40        12/01/22        870
921,156
Allegheny Cnty., Ser. C-37, M.B.I.A.
Aaa          7.30        12/01/10      1,500
d)(e)    1,632,975
Berks Cnty. Gen. Oblig., Cap. Appreciation
F.G.I.C.                 Aaa         Zero
5/15/16      2,900        1,144,398
Berks Cnty. Ind. Dev. Auth. Rev., Lutheran Home
Proj.               NR           6.875
1/01/23      1,500        1,605,915
Berks Cnty. Mun. Auth. Hosp. Rev.,
   Reading Hosp. Med. Ctr. Proj., M.B.I.A.
Aaa          5.70        10/01/14      1,250
1,371,600
Bucks Cnty. Wtr. & Swr. Auth. Rev.,
   Neshaminy Interceptor Swr. Sys., F.G.I.C.
Aaa         Zero         12/01/15      2,175
886,117
Butler Cnty. Hosp. Auth. Rev.,
   North Hills Passavant Hosp., Ser. A, F.S.A.
Aaa          7.00         6/01/22      1,000 (d)
1,106,090
Chartiers Valley Ind., Ref.-Friendship Vlg./South
Hills             NR           6.75
8/15/18      2,225        2,360,102
Chester Upland Sch. Auth., Sch. Rev.,
A(b)         6.375        9/01/21      1,000 (d)
1,089,820
Clarion Cnty. Pennsylvania Hosp. Auth. Rev. Ref.
Clarion Hosp
   Proj.
A(b)         5.625        7/01/21      1,000
1,009,940
Cumberland Cnty. Muni. Auth. Rev., Presbyterian
Homes Inc.
   Proj.
BBB+(b)      6.00        12/01/26      3,000
3,148,590
Dauphin Cnty. Gen. Auth. Rev., B.I.G
Aaa          7.40         1/01/06         70
71,564
Delaware Cnty. Ind. Dev. Auth. Rev., Res. Rec.
Facs., Ser A         Baa1         6.10
7/01/13      6,500        7,053,995
Delaware Cnty. Auth. Hosp. Rev., Crozer-Chester
Med. Ctr.,
   M.B.I.A.
Aaa          7.15        12/15/05      2,550 (d)
2,812,675
Delaware Cnty. Hlth. Facs. Auth. Rev., Mercy Hlth.
Corp. Proj.      BBB+(b)      6.00        12/15/26
3,000 (d)    3,352,170
Doylestown Hosp. Auth. Rev., Pine Run Retirement,
Ser. A            NR           7.20
7/01/23      3,180 (d)    3,669,879

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           PENNSYLVANIA
SERIES
--------------------------------------------------
------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating         Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Emmaus Gen. Auth. Rev., Local Gov't Bond, B.I.G.,
   Ser. B
Aaa          8.00%        5/15/18   $  1,000 (e) $
1,024,610
   Ser. C
Aaa          7.90         5/15/18      1,250 (e)
1,300,775
   Ser. E
Aaa          7.90         5/15/18      2,000 (e)
2,081,240
   Ser. F
Aaa          7.90         5/15/18      1,600 (e)
1,664,992
Greencastle Antrim Sch. Dist., M.B.I.A.,
   Cap. Appreciation, Ser. B
Aaa         Zero          1/01/12      1,000
506,790
   Cap. Appreciation, Ser. B
Aaa         Zero          1/01/13      1,000
479,030
Harrisburg Auth. Rev., Pooled Bond Prog., Ser. I,
M.B.I.A.          Aaa          5.625
4/01/15      2,000        2,109,400
Harrisburg Pennsylvania, A.M.B.A.C.
   Cap. Appreciaiton
Aaa         Zero          9/15/12      1,665
815,084
   Cap. Appreciation
Aaa         Zero          3/15/15      2,380
1,005,146
   Cap. Appreciation
Aaa         Zero          9/15/17      1,795
655,462
   Cap. Appreciation
Aaa         Zero          9/15/21      2,000
591,560
   Cap. Appreciation
Aaa         Zero          9/15/22      2,000
561,740
Hazelton Area Sch. Dist., Gen. Oblig. Ser. B,
F.G.I.C.              Aaa          5.00
3/01/23      1,775        1,720,791
Hazleton Hlth. Svc. Auth. Hosp. Rev., St. Joseph
Med. Ctr.          Baa3         6.20
7/01/26      2,355        2,555,764
Hopewell Area School District, F.S.A.
   Cap. Appreciation
Aaa         Zero          9/01/16      2,320
901,854
   Cap. Appreciation
Aaa         Zero          9/01/17      2,175
795,811
   Cap. Appreciation
Aaa         Zero          9/01/18      1,950
676,299
   Cap. Appreciation
Aaa         Zero          9/01/19      2,100
690,228
   Cap. Appreciation
Aaa         Zero          9/01/20      2,425
756,867
   Cap. Appreciation
Aaa         Zero          9/01/23      2,000
534,500
   Cap. Appreciation
Aaa         Zero          9/01/24      2,025
513,904
   Cap. Appreciation
Aaa         Zero          9/01/25      1,825
439,788
   Cap. Appreciation
Aaa         Zero          9/01/26      2,000
453,880
   Cap. Appreciation
Aaa         Zero          9/01/27      1,550
334,025
Langhorne Manor Boro. Higher Ed. & Hlth. Auth
Rev.,
   Lower Bucks Hosp.
Ba3          7.35         7/01/22      1,000
1,065,530
Latrobe Ind. Dev. Auth. Coll. Rev.,
   St. Vincent Coll. Proj.
Baa1         6.75         5/01/14      1,800
1,964,862
   St. Vincent Coll. Proj.
Baa1         6.75         5/01/24      1,500
1,632,405
Lehigh Cnty. Gen. Purpose Auth. Revs., Horizon
Hlth. Sys.
   Inc., Ser. A
NR           8.25         7/01/13        500
529,330
Lower Pottsgrove Twnshp. Auth. Swr. Rev.,
Montgomery Cnty.,
   A.M.B.A.C.,
   Ser. A
Aaa         Zero         11/01/13      1,155
530,884
   Ser. A
Aaa         Zero         11/01/15      1,185
484,819

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           PENNSYLVANIA
SERIES
--------------------------------------------------
------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating         Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Luzerne Cnty. Ind. Dev. Auth., Rev., Gas & Water,
Ser. B,
   A.M.T.
A3           7.125%      12/01/22    $ 6,000     $
6,620,460
Lycoming Cnty., M.B.I.A.,
Aaa          5.75        11/15/17      2,500
2,650,600
McKeesport Area School District, M.B.I.A.
   Cap. Appreciation
Aaa          Zero        10/01/14      2,040
888,787
   Cap. Appreciation
Aaa          Zero        10/01/15      2,040
838,154
   Cap. Appreciation
Aaa         Zero         10/01/16      4,655
1,801,858
   Cap. Appreciation
Aaa         Zero         10/01/18      4,655
1,607,511
   Cap. Appreciation
Aaa         Zero         10/01/19      3,555
1,163,445
   Cap. Appreciation
Aaa         Zero         10/01/20      3,555
1,104,787
   Cap. Appreciation
Aaa         Zero         10/01/21      2,555
753,981
Montgomery Cnty. Higher Ed. & Hlth. Auth. Hosp.
Rev.,
   Jeanes Hlth. Sys. Proj.
NR           8.625        7/01/07      4,000 (d)
4,481,680
Montgomery Cnty. Ind. Dev. Auth. Rev., Poll Ctrl.,
   Philadelphia Elec. Co., Ser. A, A.M.T.
Baa2         7.60         4/01/21      1,000
1,088,830
   Res. Recovery
A(b)         7.50         1/01/12      2,000
2,213,760
Montgomery Cnty. Redev. Auth., Multifamily Hsg.,
Ser. A             NR           6.50
7/01/25      1,400        1,452,724
Northampton Cnty. Higher Ed. Auth. Rev.,
   Moravian Coll.
AAA(b)       8.20         6/01/11      2,095 (d)
2,395,360
   Moravian Coll., A.M.B.A.C.
Aaa          6.25         7/01/11      2,195
2,543,500
Northeastern Hosp. & Ed. Auth. Coll. Rev., Kings
Coll. Proj.,
   Ser. B
BBB(b)       6.00         7/15/18      3,235
3,359,645
Northumberland Cnty. Ind. Dev. Auth. Rev., Roaring
Creek Wtr.
   A.M.T.
NR           6.375       10/15/23      1,000
1,033,230
Penn Hills Twnshp., Gen. Oblig., Ser A, A.M.B.A.C.
Aaa         Zero          6/01/10      1,535
860,137
Penn Hills, Ser. B, A.M.B.A.C.
Aaa         Zero         12/01/18      1,360
465,623
Pennsylvania Convention Ctr. Auth. Rev., Ser. A,
F.G.I.C.           Aaa          6.00
9/01/19      5,445        6,071,774
Pennsylvania Econ. Dev. Auth.,
   Macmillan Ltd. Partnership Proj. Ser. A, A.M.T.
Baa2         7.60        12/01/20      3,000
3,361,920
   Wst. Wtr. Treatment Rev., Sun Co. R & M Proj.,
Ser. A,
      A.M.T.
Baa3         7.60        12/01/24      4,500
5,266,440
Pennsylvania Hsg. Fin. Agcy.,
   Sngl. Fam. Mtge., A.M.T.
Aa           8.273        4/01/25      2,100 (c)
2,286,375
   Sngl. Fam. Mtge., A.M.T., R.I.B.S., S.F.M.R.
Aa           7.80        10/01/20      2,930 (e)
3,073,629
Pennsylvania St. Ctfs. of Part., Ser. A, F.S.A.
Aaa          6.25        11/01/06      1,900
2,062,583
Pennsylvania St. Higher Edl. Facs. Auth. Rev.,
   Allegheny Coll., Ser. B
BBB+(b)      6.00        11/01/22      2,000 (e)
2,080,800
   Ursinus College
BBB+(b)      5.90         1/01/27      1,925
2,001,461
Pennsylvania St. Higher Edl. Facs. Auth., Hlth.
Svs.
   Allegheny Delaware, M.B.I.A.
Aaa          5.70        11/15/11      2,000
2,208,900

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           PENNSYLVANIA
SERIES
--------------------------------------------------
------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating         Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Philadelphia Gas Wks. Rev.,
   13th Ser.
Baa1         7.70%        6/15/11   $    215 (d) $
242,191
   13th Ser.
Aaa          7.70         6/15/21      3,430 (d)
3,874,048
Philadelphia Hosps. & Higher Ed. Fac. Auth. Rev.,
   Childrens' Seashore House
A-(b)        7.00         8/15/12        500
549,710
   Childrens' Seashore House, Ser. A
A-(b)        7.00         8/15/12      1,000
1,100,270
   Childrens' Seashore House, Ser. A
A-(b)        7.00         8/15/17      1,000
1,097,730
   Grad. Hlth. Systems
B2           7.25         7/01/18      2,000
2,037,880
Philadelphia Ind. Dev. Auth. Rev.,
   Inst. For Cancer Res. Proj., Ser. B
A+(b)        7.25         7/01/10      5,770
6,233,966
   Nat'l. Brd. of Med. Examiners Proj.
A+(b)        6.75         5/01/12      5,000 (e)
5,489,250
Pittsburgh Urban Redev. Auth., Mtge. Rev.,
   Ser. 87B
Aa2          8.30         4/01/17        795
820,273
   Ser. C, A.M.T.
Aa2          6.55         4/01/28      1,635
1,737,874
   Ser. A, A.M.T.
Aa2          6.25        10/01/28      1,250
1,317,450
Pittsburgh Wtr. & Swr. Sys. Rev., Cap.
Appreciation, Ser. B,
   F.G.I.C.
Aaa         Zero          9/01/19      2,300
755,964
Pittsburgh Wtr. & Swr. Sys. Rev., Cap.
Appreciation, Ser. B,
   F.G.I.C.
Aaa         Zero          9/01/20      2,300
717,853
Pittsburgh Wtr. & Swr. Auth., Wtr. & Swr. Sys.
Rev., F.G.I.C.       Aaa          6.50
9/01/13      5,000 (e)    5,952,700
Puerto Rico Comnwlth.,
   Hwy. & Trans. Auth. Rev., Ser. Y
Baa1         6.25         7/01/14      1,000
1,146,880
   Gen. Oblig.
Baa1        Zero          7/01/14      1,000
446,120
   Gen. Oblig.
Baa1        Zero          7/01/16      2,500
997,825
   Gen. Oblig., A.M.B.A.C.
Aaa          7.00         7/01/10      4,030 (e)
4,971,650
   Pub. Impvt.
AAA(b)       7.70         7/01/20      5,250
d)(e)    5,797,102
   Pub. Impvt. Rfdg., M.B.I.A.
Aaa          7.00         7/01/10        720
888,235
Puerto Rico Port Auth. Rev., Spl. Facs. Amer.
Airlines, Ser.
   A. A.M.T.
Baa3         6.25         6/01/26      1,475
1,599,697
Schuylkill Cnty. Ind. Dev. Auth., Res. Rec. Rev.,
Schuykill
   Engy. A.M.T.
NR           6.50         1/01/10      3,605
3,728,615
Scranton-Lackawanna Hlth. & Welfare Auth. Rev.,
   Moses Taylor Hosp. Proj.
BBB-(b)      6.25         7/01/20      4,200
4,512,438
   Univ. of Scranton Proj., Ser. C
A-(b)        6.50         3/01/15      2,250 (d)
2,481,682
   Univ. of Scranton Proj., Ser. C
NR           7.50         6/15/06      1,000 (d)
1,095,050
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev.,
A.M.B.A.C.,
   Cap. Appreciation
Aaa         Zero         11/01/11      1,035
534,516
   Cap. Appreciation
Aaa         Zero         11/01/12      1,035
503,507
   Cap. Appreciation
Aaa         Zero         11/01/13      1,035
475,727

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           PENNSYLVANIA
SERIES
--------------------------------------------------
------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating         Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Virgin Islands Pub. Fin. Auth. Rev.,
   Hwy. Trans. Trust Fund
BBB(b)       7.70%       10/01/04   $  1,000     $
1,058,830
   Ref. Matching Loan Notes, Ser. A
NR           7.25        10/01/18      1,950
2,187,315
Virgin Islands Terr., Hugo Ins. Claims Fund Proj.,
Ser. 91          NR           7.75        10/01/06
875          975,529
Washington Cnty. Auth. Lease Rev., Mun. Fac.,
   Shadyside Hosp., Ser. C-1D, A.M.B.A.C.
Aaa          7.45        12/15/18      2,900 (d)
3,203,079
Washington Cnty. Hosp. Auth. Rev., Monongahela
Valley Hosp.         A3           6.75
12/01/08      2,750        2,998,545
West Mifflin San. Swr. Mun. Auth. Rev., F.G.I.C.
Aaa          6.25         8/01/10      1,555
1,798,948
Westmoreland Cnty., Cap. Appreciation, F.G.I.C.
AAA(b)      Zero         12/01/19      5,750
1,865,645

------------
Total Investments--98.7%
(cost $200,765,633; Note 4)
221,431,707
Other assets in excess of liabilities--1.3%
2,907,286

------------
Net Assets--100%
$224,338,993

------------

------------

(a) The following abbreviations are used in
portfolio descriptions:
   A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Alternative Minimum Tax.
    B.I.G.--Bond Invetsors Guaranty Insurance
Company.
    F.G.I.C.--Financial Guaranty Insurance
Company.
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage
Association.
    M.B.I.A.--Municipal Bond Insurance
Association.
    R.I.B.S.--Residual Interest Bonds.
    S.F.M.R.--Single Family Mortgage Revenue.
(b) Standard & Poor's Rating.
(c) Inverse floating rate bond. The coupon is
inversely indexed to a floating
interest rate. The rate shown is the rate at
period end.
(d) Prerefunded issues are secured by escrowed
cash and/or direct U.S.
guaranteed obligations.
(e) Securities segregated as collateral for
futures contracts.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional
Information contains a description of
Moody's and Standard & Poor's ratings.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

PRUDENTIAL MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)
PENNSYLVANIA SERIES
--------------------------------------------------
------------------------------

Assets
February 28, 1998
Investments, at value (cost
$200,765,633).....................................
 ...........................      $   221,431,707
Interest
receivable........................................
 ..............................................
3,087,900
Receivable for investments
sold..............................................
 ............................            1,864,868
Receivable for Series shares
sold..............................................
 ..........................              134,826
Due from broker-variation
margin............................................
 .............................               28,125
Deferred expenses and other
assets............................................
 ...........................                4,690

-----------------
   Total
assets............................................
 ..............................................
226,552,116

-----------------
Liabilities
Bank
overdraft.........................................
 ..................................................
129,482
Payable for investments
purchased.........................................
 ...............................
1,481,177
Accrued
expenses..........................................
 ...............................................
191,405
Payable for Series shares
reacquired........................................
 .............................              161,310
Dividends
payable...........................................
 .............................................
102,201
Management fee
payable...........................................
 ........................................
86,664
Distribution fee
payable...........................................
 ......................................
57,105
Deferred trustee's
fees..............................................
 ....................................
3,779

-----------------
   Total
liabilities.......................................
 ..............................................
2,213,123

-----------------
Net
Assets............................................
 ..................................................
 .      $   224,338,993

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par...............................................
 ..................      $       204,679
   Paid-in capital in excess of
par...............................................
 .......................          202,570,013

-----------------

202,774,692
   Accumulated net realized gain on
investments.......................................
 ...................              945,103
   Net unrealized appreciation on
investments.......................................
 .....................           20,619,198

-----------------
Net assets, February 28,
1998..............................................
 ..............................      $
224,338,993

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($95,812,287 / 8,740,623 shares of
beneficial interest issued and
outstanding).....................
$10.96
   Maximum sales charge (3% of offering
price)............................................
 ...............                  .34
   Maximum offering price to
public............................................
 ..........................               $11.30
Class B:
   Net asset value, offering price and redemption
price per share
      ($127,944,524 / 11,674,225 shares of
beneficial interest issued and
outstanding)...................
$10.96
Class C:
   Net asset value, offering price and redemption
price per share
      ($582,183 / 53,104 shares of beneficial
interest issued and
outstanding)...........................
$10.96

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     8

PRUDENTIAL MUNICIPAL SERIES FUND
PENNSYLVANIA SERIES
Statement of Operations (Unaudited)
--------------------------------------------------
----------

Six Months

Ended
Net Investment Income
February 28, 1998
Income
   Interest................................      $
6,867,757
                                              ----
-------------
Expenses
   Management fee..........................
558,328
   Distribution fee--Class A...............
47,093
   Distribution fee--Class B...............
321,599
   Distribution fee--Class C...............
1,898
   Transfer agent's fees and expenses......
85,000
   Custodian's fees and expenses...........
57,000
   Registration fees.......................
18,000
   Reports to shareholders.................
17,000
   Audit fee and expenses..................
5,000
   Legal fees and expenses.................
3,000
   Trustees' fees..........................
2,000
   Miscellaneous...........................
3,525
                                              ----
-------------
      Total expenses.......................
1,119,443
   Less: Custodian fee credit..............
(1,835)
                                              ----
-------------
      Net expenses.........................
1,117,608
                                              ----
-------------
Net investment income......................
5,750,149
                                              ----
-------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................
1,365,272
   Financial futures contract..............
(177,052)
                                              ----
-------------

1,188,220
                                              ----
-------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments.............................
4,036,098
   Financial futures contracts.............
97,500
                                              ----
-------------

4,133,598
                                              ----
-------------
Net gain on investments....................
5,321,818
                                              ----
-------------
Net Increase in Net Assets
Resulting from Operations..................
$11,071,967
                                              ----
-------------
                                              ----
-------------

PRUDENTIAL MUNICIPAL SERIES FUND
PENNSYLVANIA SERIES
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------
----------

                                     Six Months
                                       Ended
Year Ended
Increase (Decrease)                 February 28,
August 31,
in Net Assets                           1998
1997
Operations
   Net investment income..........  $  5,750,149
$ 12,433,108
   Net realized gain on investment
      transactions................     1,188,220
933,160
   Net change in unrealized
      appreciation (depreciation)
      of investments..............     4,133,598
6,293,940
                                    ------------
------------
   Net increase in net assets
      resulting from operations...    11,071,967
19,660,208
                                    ------------
------------
Dividends and distributions (Note
   1):
   Dividends from net investment
      income
      Class A.....................    (2,534,222)
(4,680,534)
      Class B.....................    (3,203,932)
(7,719,049)
      Class C.....................       (11,995)
(33,525)
                                    ------------
------------
                                      (5,750,149)
(12,433,108)
                                    ------------
------------
   Distributions in excess of net
      investment income
      Class A.....................        (8,885)
--
      Class B.....................       (11,724)
--
      Class C.....................           (47)
--
                                    ------------
------------
                                         (20,656)
--
                                    ------------
------------
   Distributions from net realized
      gains
      Class A.....................      (158,157)
(715,794)
      Class B.....................      (208,682)
(1,303,296)
      Class C.....................          (838)
(7,128)
                                    ------------
------------
                                        (367,677)
(2,026,218)
                                    ------------
------------
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      sold........................     5,931,522
9,187,094
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions...............     3,440,062
8,124,772
   Cost of shares reacquired......   (15,316,655)
(35,414,489)
                                    ------------
------------
   Net decrease in net assets from
      Series share transactions...    (5,945,071)
(18,102,623)
                                    ------------
------------
Total decrease....................    (1,011,586)
(12,946,273)
Net Assets
Beginning of period...............   225,350,579
238,296,852
                                    ------------
------------
End of period.....................  $224,338,993
$225,350,579
                                    ------------
------------
                                    ------------
------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     9

                                        PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)
PENNSYLVANIA SERIES
--------------------------------------------------
------------------------------
Prudential Municipal Series Fund (the 'Fund') is
registered under the Investment
Company Act of 1940 as an open-end investment
company. The Fund was organized as
a Massachusetts business trust on May 18, 1984 and
consists of thirteen series.
The monies of each series are invested in
separate, independently managed
portfolios. The Pennsylvania Series (the 'Series')
commenced investment
operations on April 3, 1987. The Series is
diversified and seeks to achieve it's
investment objective of obtaining the maximum
amount of income exempt from
federal and applicable state income taxes with the
minimum of risk by investing
in 'investment grade' tax-exempt securities whose
ratings are within the four
highest ratings categories by a nationally
recognized statistical rating
organization or, if not rated, are of comparable
quality. The ability of the
issuers of the securities held by the Series to
meet their obligations may be
affected by economic or political developments in
a specific state, industry or
region.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund, and the Series, in the preparation of its
financial statements.
Securities Valuations: The Series values municipal
securities (including
commitments to purchase such securities on a 'when-
issued' basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond
dealers, market transactions in
comparable securities and various relationships
between securities in
determining values. If market quotations are not
readily available from such
pricing service, a security is valued at its fair
value as determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60
days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost.
All securities are valued as of 4:15 p.m., New
York time.
Financial Futures Contracts: A financial futures
contract is an agreement to
purchase (long) or sell (short) an agreed amount
of debt securities at a set
price for delivery on a future date. Upon entering
into a financial futures
contract, the Series is required to pledge to the
broker an amount of cash
and/or other assets equal to a certain percentage
of the contract amount. This
amount is known as the 'initial margin.'
Subsequent payments, known as
'variation margin,' are made or received by the
Series each day, depending on
the daily fluctuations in the value of the
underlying security. Such variation
margin is recorded for financial statement
purposes on a daily basis as
unrealized gain or loss. When the contract expires
or is closed, the gain or
loss is realized and is presented in the statement
of operations as net realized
gain (loss) on financial futures. The Series
invests in financial futures
contracts in order to hedge its existing portfolio
securities or securities the
Series intends to purchase against fluctuations in
value caused by changes in
prevailing interest rates. Should interest rates
move unexpectedly, the Series
may not achieve the anticipated benefits of the
financial futures contracts and
may realize a loss. The use of futures
transactions involves the risk of
imperfect correlation in movements in the price of
futures contracts, interest
rates and the underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of securities are
calculated on the identified cost basis. Interest
income is recorded on the
accrual basis. The Series amortizes premiums and
original issue discount paid on
purchases of portfolio securities as adjustments
to interest income. Expenses
are recorded on the accrual basis which may
require the use of certain estimates
by management.
Net investment income (other than distribution
fees) and unrealized and realized
gains or losses are allocated daily to each class
of shares based upon the
relative proportion of net assets of each class at
the beginning of the day.
Reclassification of Capital Accounts: The Fund
accounts and reports for
distributions to shareholders in accordance with
Statement of Position 93-2:
Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain, and Return of Capital Distributions
by Investment Companies. The
effect of applying this statement was to decrease
accumualted realized gains by
$20,656 and increase undistributed net investment
income by $20,656. This
current year effect of applying the Statement of
Position was due to the sale of
securities purchased with market discount. Net
investment income, net realized
gains and net assets were not affected by this
change.
Federal Income Taxes: For federal income tax
purposes, each series in the Fund
is treated as a separate taxpaying entity. It is
the intent of the Series to
continue to meet the requirements of the Internal
Revenue Code applicable to
regulated investment companies and to distribute
all of its net income to
shareholders. For this reason no federal income
tax provision is required.
Dividends and Distributions: The Series declares
daily dividends from net
investment income. Payment of dividends are made
monthly. Distributions of net
capital gains, if any, are made annually. Income
distributions and
--------------------------------------------------
------------------------------
                                      PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                           PENNSYLVANIA
SERIES
--------------------------------------------------
------------------------------
capital gain distributions are determined in
accordance with income tax
regulations which may differ from generally
accepted accounting principles.
Custody Fee Credits: The Series has an arrangement
with its custodian bank,
whereby uninvested monies earn credits which
reduce the fees charged by the
custodian.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM
pays for the cost of the
subadviser's services, the compensation of
officers of the Fund, occupancy and
certain clerical and bookkeeping costs of the
Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and
payable monthly, at an annual
rate of .50 of 1% of the average daily net assets
of the Series.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI') which acts as the distributor of the Class
A, Class B and Class C
shares. The Fund compensates PSI for distributing
and servicing the Fund's Class
A, Class B and Class C shares, pursuant to plans
of distribution, (the 'Class A,
B and C Plans'), regardless of expenses actually
incurred by PSI. The
distribution fees are accrued daily and payable
monthly.
Pursuant to the Class A, B and C Plans, the Fund
compensates PSI for
distribution-related activities at an annual rate
of up to .30 of 1%, .50 of 1%
and 1%, of the average daily net assets of the
Class A, B and C shares,
respectively. Such expenses under the Plans were
 .10 of 1%, .50 of 1% and .75 of
1% of the average daily net assets of the Class A,
B and C shares, respectively,
for the six months ended February 28, 1998.
PSI has advised the Series that it has received
approximately $10,600 in
front-end sales charges resulting from sales of
Class A shares during the six
months ended February 28, 1998. From these fees,
PSI paid such sales charges to
affiliated broker-dealers, which in turn paid
commissions to salespersons and
incurred other distribution costs.
PSI has advised the Series that for the six months
ended February 28, 1998, it
received approximately $41,800 in contingent
deferred sales charges imposed upon
certain redemptions by Class B shareholders.
PSI, PIFM and PIC are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the 'Agreement')
with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market rates.
The purpose of the Agreement is
to serve as an alternative source of funding for
capital share redemptions. The
Series has not borrowed any amounts pursuant to
the Agreement during the six
months ended February 28, 1998. The Funds pay a
commitment fee at an annual rate
of .055 of 1% on the unused portion of the credit
facility. The commitment fee
is accrued and paid quarterly on a pro rata basis
by the Funds. The Agreement
expired on December 30, 1997 and has been extended
through December 29, 1998
under the same terms.
--------------------------------------------------
----------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the
six months ended February 28,
1998, the Series incurred fees of approximately
$77,200 for the services of
PMFS. As of February 28, 1998, approximately
$13,800 of such fees were due to
PMFS. Transfer agent fees and expenses in the
Statement of Operations includes
certain out-of-pocket expenses paid to
nonaffiliates.
--------------------------------------------------
----------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the
Series, excluding short-term
investments, for the six months ended February 28,
1998 were $23,096,859 and
$31,902,278, respectively.
The cost basis of investments for federal income
tax purposes at February 28,
1998 was substantially the same as for financial
reporting purposes and
accordingly, net unrealized appreciation of
investments for federal income tax
purposes was $20,666,073 (gross unrealized
appreciation--$20,709,472; gross
unrealized depreciation--$43,399).
--------------------------------------------------
------------------------------

                                     PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                          PENNSYLVANIA
SERIES
--------------------------------------------------
------------------------------
During the six months ended February 28, 1998, the Series entered into financial futures contracts. Details of open contracts at February 28, 1998 are as follows:

Value at        Value at        Unrealized
  Number of                       Expiration
February 28,       Trade        Appreciation/
  Contracts           Type           Date
1998            Date        (Depreciation)
--------------    ------------    ----------    --
----------     ----------     --------------
Long Positions:
50                U.S. T-Bond     March 1998
$6,125,000      $6,039,063        $(85,938)
50                U.S. T-Note     June 1998
5,984,375       6,023,438          39,063

-------

$(46,875)

-------

-------

--------------------------------------------------
----------
Note 5. Capital
The Series offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year.
Class B shares will
automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial
interest for the six months ended February 28, 1998 and fiscal year ended August
31, 1997 were as follows:

Class A                                 Shares
Amount
-----------------------------------   ----------
------------
Six months ended February 28, 1998:
Shares sold........................       68,138
$    741,466
Shares issued in reinvestment of
  dividends and distributions......      139,608
1,517,608
Shares reacquired..................     (572,377)
(6,229,367)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion................     (364,631)
(3,970,293)
Shares issued upon conversion from
  Class B..........................      750,536
8,110,854
                                      ----------
------------
Net increase in shares
  outstanding......................      385,905
$  4,140,561
                                      ----------
------------
                                      ----------
------------
Class A                                 Shares
Amount
-----------------------------------   ----------
------------
Year ended August 31, 1997:
Shares sold........................      167,322
$  1,775,448
Shares issued in reinvestment of
  dividends........................      285,955
3,031,398
Shares reacquired..................   (1,233,370)
(13,076,827)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion................     (780,093)
(8,269,981)
Shares issued upon conversion from
  Class B..........................    2,492,966
26,425,708
                                      ----------
------------
Net increase in shares
  outstanding......................    1,712,873
$ 18,155,727
                                      ----------
------------
                                      ----------
------------
Class B
-----------------------------------
Six months ended February 28, 1998:
Shares sold........................      463,568
$  5,041,158
Shares issued in reinvestment of
  dividends and distributions......      176,092
1,913,990
Shares reacquired..................     (830,587)
(9,029,641)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion................     (190,927)
(2,074,493)
Shares issued upon conversion from
  Class B..........................     (750,536)
(8,110,854)
                                      ----------
------------
Net decrease in shares
  outstanding......................     (941,463)
$(10,185,347)
                                      ----------
------------
                                      ----------
------------
Year ended August 31, 1997:
Shares sold........................      681,050
$  7,225,041
Shares issued in reinvestment of
  dividends........................      479,073
5,075,287
Shares reacquired..................   (2,053,546)
(21,766,442)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion................     (893,423)
(9,466,114)
Shares reacquired upon conversion
  into Class A.....................   (2,493,991)
(26,425,708)
                                      ----------
------------
Net decrease in shares
  outstanding......................   (3,387,414)
$(35,891,822)
                                      ----------
------------
                                      ----------
------------
Class C
-----------------------------------
Six months ended February 28, 1998:
Shares sold........................       13,647
$    148,898
Shares issued in reinvestment of
  dividends and distributions......          777
8,464
Shares reacquired..................       (5,240)
(57,647)
                                      ----------
------------
Net increase in shares
  outstanding......................        9,184
$     99,715
                                      ----------
------------
                                      ----------
------------
Year ended August 31, 1997:
Shares sold........................       17,452
$    186,605
Shares issued in reinvestment of
  dividends........................        1,707
18,087
Shares reacquired..................      (54,291)
(571,220)
                                      ----------
------------
Net decrease in shares
  outstanding......................      (35,132)
$   (366,528)
                                      ----------
------------
                                      ----------
------------

--------------------------------------------------
------------------------------

                                        PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)
PENNSYLVANIA SERIES
--------------------------------------------------
------------------------------

Class A

--------------------------------------------------
----------

Six Months                 Year Ended August 31,

February 28,     ---------------------------------
----------

1998          1997        1996        1995
1994

------------     -------     -------     -------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...............................      $
10.73       $ 10.49     $ 10.55     $ 10.42     $
11.21

------       -------     -------     -------     -
------
Income from investment operations
Net investment
income............................................
 ..           .29           .59(a)      .59(a)
 .60(a)      .59
Net realized and unrealized gain (loss) on
investment

transactions......................................
 ..............           .25           .33
(.06)        .13        (.68)

------       -------     -------     -------     -
------
   Total from investment
operations................................
 .54           .92         .53         .73
(.09)

------       -------     -------     -------     -
------
Less distributions
Dividends from net investment
income...............................
(.29)         (.59)       (.59)       (.60)
(.59)
Distributions in excess of net investment
income...................            --(c)
--(c)       --          --          --
Distributions from net realized
gains..............................          (.02)
(.09)         --          --        (.11)

------       -------     -------     -------     -
------
   Total
distributions.....................................
 ........          (.31)         (.68)       (.59)
(.60)       (.70)

------       -------     -------     -------     -
------
Net asset value, end of
period.....................................      $
10.96       $ 10.73     $ 10.49     $ 10.55     $
10.42

------       -------     -------     -------     -
------

------       -------     -------     -------     -
------
TOTAL
RETURN(b):........................................
 ...........          5.22%         9.01%
5.08%       7.35%       (.82)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)....................................      $
95,812       $89,604     $69,659     $50,696
$10,651
Average net assets
(000)...........................................
$ 94,966       $83,552     $59,995     $30,092
$10,315
Ratios to average net assets:
   Expenses, including distribution
fees...........................           .77%(d)
 .72%(a)     .75%(a)     .80%(a)     .75%
   Expenses, excluding distribution
fees...........................           .67%(d)
 .62%(a)     .65%(a)     .70%(a)     .65%
   Net investment
income...........................................
4.59%(d)      5.60%(a)    5.56%(a)    5.76%(a)
5.52%
For Class A, B and C shares:
   Portfolio turnover
rate.........................................
19%           21%         26%         19%
22%

1993

------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...............................  $10.55

------
Income from investment operations
Net investment
income............................................
 ..     .62
Net realized and unrealized gain (loss) on
investment

transactions......................................
 ..............     .70

------
   Total from investment
operations................................    1.32

------
Less distributions
Dividends from net investment
income...............................    (.62)
Distributions in excess of net investment
income...................      --
Distributions from net realized
gains..............................    (.04)

------
   Total
distributions.....................................
 ........    (.66)

------
Net asset value, end of
period.....................................
$11.21

------

------
TOTAL
RETURN(b):........................................
 ...........   12.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)....................................  $9,342
Average net assets
(000)...........................................
$7,354
Ratios to average net assets:
   Expenses, including distribution
fees...........................     .78%
   Expenses, excluding distribution
fees...........................     .68%
   Net investment
income...........................................
5.69%
For Class A, B and C shares:
   Portfolio turnover
rate.........................................
13%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each year reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     13

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)
PENNSYLVANIA SERIES
--------------------------------------------------
------------------------------

Class B

--------------------------------------------------
-

Six Months            Year Ended August 31,

February 28,     ---------------------------------
-

1998           1997         1996         1995

------------     --------     --------     -------
-
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...............................      $
10.72       $  10.49     $  10.55     $  10.42

------------     --------     --------     -------
-
Income from investment operations
Net investment
income............................................
 ..           .27            .55(a)       .55(a)
 .56(a)
Net realized and unrealized gain (loss) on
investment

transactions......................................
 ..............           .26            .32
(.06)         .13

------------     --------     --------     -------
-
   Total from investment
operations................................
 .53            .87          .49          .69

------------     --------     --------     -------
-
Less distributions
Dividends from net investment
income...............................
(.27)          (.55)        (.55)        (.56)
Distributions in excess of net investment
income...................            --(c)
--(c)        --           --
Distributions from net realized
gains..............................          (.02)
(.09)          --           --

------------     --------     --------     -------
-
   Total
distributions.....................................
 ........          (.29)          (.64)
(.55)        (.56)

------------     --------     --------     -------
-
Net asset value, end of
period.....................................      $
10.96       $  10.72     $  10.49     $  10.55

------------     --------     --------     -------
-

------------     --------     --------     -------
-
TOTAL
RETURN(b):........................................
 ...........          5.01%          8.58%
4.66%        6.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)....................................
$127,945       $135,275     $167,809     $202,633
Average net assets
(000)...........................................
$129,706       $148,394     $189,902     $223,082
Ratios to average net assets:
   Expenses, including distribution
fees...........................          1.17%(d)
1.12%(a)     1.15%(a)     1.17%(a)
   Expenses, excluding distribution
fees...........................           .67%(d)
 .62%(a)      .65%(a)      .67%(a)
   Net investment
income...........................................
4.25%(d)       5.20%(a)     5.16%(a)     5.44%(a)

1994         1993

--------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...............................  $  11.21
$  10.54

--------     --------
Income from investment operations
Net investment
income............................................
 ..       .55          .57
Net realized and unrealized gain (loss) on
investment

transactions......................................
 ..............      (.68)         .71

--------     --------
   Total from investment
operations................................
(.13)        1.28

--------     --------
Less distributions
Dividends from net investment
income...............................      (.55)
(.57)
Distributions in excess of net investment
income...................        --           --
Distributions from net realized
gains..............................      (.11)
(.04)

--------     --------
   Total
distributions.....................................
 ........      (.66)        (.61)

--------     --------
Net asset value, end of
period.....................................  $
10.42     $  11.21

--------     --------

--------     --------
TOTAL
RETURN(b):........................................
 ...........     (1.22)%      12.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)....................................
$257,732     $263,752
Average net assets
(000)...........................................
$266,594     $229,955
Ratios to average net assets:
   Expenses, including distribution
fees...........................      1.15%
1.18%
   Expenses, excluding distribution
fees...........................       .65%
 .68%
   Net investment
income...........................................
5.11%        5.29%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each year reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     14

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)
PENNSYLVANIA SERIES
--------------------------------------------------
------------------------------

Class C

--------------------------------------------------
----------

August 1,

1994(d)

Six Months         Year Ended August 31,
Through

February 28,     ----------------------------
August 31,

1998          1997       1996       1995
1994

------------     ------     ------     ------
----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...............................       $10.72
$10.49     $10.55     $10.42       $10.44

-----        ------     ------     ------        -
----
Income from investment operations
Net investment
income............................................
 ..          .25           .52(a)     .52(a)
 .53(a)       .04
Net realized and unrealized gain (loss) on
investment

transactions......................................
 ..............          .26           .32
(.06)       .13         (.02)

-----        ------     ------     ------        -
----
   Total from investment
operations................................
 .51           .84        .46        .66
 .02

-----        ------     ------     ------        -
----
Less distributions
Dividends from net investment
income...............................
(.25)         (.52)      (.52)      (.53)
(.04)
Distributions in excess of net investment
income...................           --(c)
--(c)      --         --           --
Distributions from net realized
gains..............................         (.02)
(.09)        --         --           --

-----        ------     ------     ------        -
----
   Total
distributions.....................................
 ........         (.27)         (.61)      (.52)
(.53)        (.04)

-----        ------     ------     ------        -
----
Net asset value, end of
period.....................................
$10.96        $10.72     $10.49     $10.55
$10.42

-----        ------     ------     ------        -
----

-----        ------     ------     ------        -
----
TOTAL
RETURN(b):........................................
 ...........         4.88%         8.31%      4.41%
6.65%         .14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)....................................       $
582        $  471     $  829     $  336       $
90
Average net assets
(000)...........................................
$  510        $  678     $  704     $  223       $
1
Ratios to average net assets:
   Expenses, including distribution
fees...........................         1.42%(e)
1.37%(a)   1.40%(a)   1.44%(a)     2.00%(e)
   Expenses, excluding distribution
fees...........................          .67%(e)
 .62%(a)    .65%(a)    .69%(a)     1.25%(e)
   Net investment
income...........................................
4.05%(e)      4.95%(a)   4.91%(a)   5.14%(a)
8.51%(e)

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Less than $.005 per share.
(d) Commencement of offering of Class C shares.
(e) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     15

Getting The Most From Your Prudential Mutual Fund.
How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem.
We'd
like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: One 1/100th of 1%. For example, one half of one percentage point is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price
(called
the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Capital Gain/Capital Loss: The difference between the cost of a capital asset (for example, a stock, bond or mutual fund share) and its selling price. Under current law the federal income tax rate for individuals on a long-term capital gain is up to 28%.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from another security. The rate of return of these financial products rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to banks and other depository institutions.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to deliver a specific amount of a commodity or financial instrument at a set price at a stipulated time in the future.

Leverage: The use of borrowed assets to enhance return on equity. The expectation is that the interest rate charged will be lower than the return on the investment.
While
leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or mutual fund) can be bought or sold (converted into cash)
in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; most
often used
to describe the difference   between prices bid
and asked
for a security.

Yankee Bond: A bond denominated in U.S. dollars but sold by a foreign company or government in the U.S.
market.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

BULK RATE
U.S. POSTAGE
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